7. Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 0	$ 24,815	$ 13,433	$ 51,117
Security deposit	$ 7,210